Related parties and variable interest entities - Narrative (Details)	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025 EUR (€) element	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2025 EUR (€)	Jul. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2021 EUR (€)
Related Party Transaction [Line Items]
Repayment grace period, loan to related parties		3 years
Number of elements | element		2
2021 loan agreement
Related Party Transaction [Line Items]
Loans receivable		€ 839,100,000	€ 912,400,000
Related parties, undrawn amount cancelled								€ 87,600,000
2024 loan agreement
Related Party Transaction [Line Items]
Loans receivable		610,000,000.0
Loans and leases receivable, related parties		527,100,000
Unamortized discount, related parties		€ 68,000,000.0
Effective interest rate, related parties		3.10%
2025 loan agreement
Related Party Transaction [Line Items]
Loans receivable						€ 444,000,000
Loans and leases receivable, related parties		€ 333,200,000
Unamortized discount, related parties		€ 110,800,000
Effective interest rate, related parties		3.30%
2025 short term loan agreement June
Related Party Transaction [Line Items]
Loans receivable							€ 169,000,000
2025 short term loan agreement Nov
Related Party Transaction [Line Items]
Loans receivable					€ 212,500,000
Loans and leases receivable, related parties		€ 208,100,000
Unamortized discount, related parties		€ 4,800,000
Effective interest rate, related parties		2.80%
Zeiss High-NA funding commitment | Research and development support provided
Related Party Transaction [Line Items]
Commitment consideration paid		€ 22,500,000	€ 45,100,000	€ 67,600,000
Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Term of loan to related parties		10 years
Prepaid Expense		€ 330,900,000
Carl Zeiss SMT GmbH | 2025 restatement of the 2021 framework agreement
Related Party Transaction [Line Items]
Repayment grace period, loan to related parties	3 years
Carl Zeiss SMT GmbH | Short term loans for supply chain obligations
Related Party Transaction [Line Items]
Term of loan to related parties	1 year
Any Director or Officer of ASML or any associate thereof
Related Party Transaction [Line Items]
Transactions outside the normal course of business		0
Long-term debt, average amount outstanding		0
Long-term debt		€ 0
Minimum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		0.01%
Minimum | Carl Zeiss SMT GmbH | 2025 restatement of the 2021 framework agreement
Related Party Transaction [Line Items]
Term of loan to related parties	7 years
Maximum | 2021 loan agreement
Related Party Transaction [Line Items]
Loans receivable									€ 1,000,000,000
Maximum | 2024 loan agreement
Related Party Transaction [Line Items]
Loans receivable								€ 1,000,000,000
Maximum | Carl Zeiss SMT GmbH
Related Party Transaction [Line Items]
Interest rate on principal amount (in percentage)		1.00%
Maximum | Carl Zeiss SMT GmbH | 2025 restatement of the 2021 framework agreement
Related Party Transaction [Line Items]
Term of loan to related parties	15 years
Carl Zeiss SMT GmbH | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership interest (in percentage)		100.00%
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%